Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2024
Organization and Principal Activities
Schedule of major subsidiaries and VIE

As of December 31, 2024, the Company’s major subsidiaries and VIE which, in the opinion of the directors of the company, principally affected the results, assets or liabilities of the Group are as follows:

	Date of	Place of	Issued share	Legal
	Incorporation/	Incorporation/Operation and legal	capital/Paid	Share in
	Acquisition	status	in capital	ownership
Subsidiaries:
Baozun Hong Kong Holding Limited	10-Jan-2014	HK	HKD 10,000	100%
Shanghai Baozun E-commerce Limited (“Shanghai Baozun”)	11-Nov-2003	PRC/wholly foreign owned enterprise	RMB1,800,000,000	100%
Shanghai Bodao E-commerce Limited	30-Mar-2010	PRC/limited liability Company	RMB10,000,000	100%
Shanghai Yingsai Advertisement Limited	30-Mar-2010	PRC/limited liability Company	RMB8,648,649	100%
Baozun Hongkong Limited	11-Sep-2013	HK	HKD10,000,000	100%
Shanghai Fengbo E-commerce Limited	29-Dec-2011	PRC/limited liability Company	RMB10,000,000	100%
Baozun Hongkong Investment Limited	21-July-2015	HK	HKD 100,000	100%
Baotong Inc.	19-Jun-2019	Cayman	USD 10,681.32	63%
Baotong Hong Kong Holding Limited	5-May-2016	HK	HKD 10,000	63%
Baotong E-logistics Technology (Suzhou) Limited	27-Mar-2017	PRC/wholly foreign owned enterprise	RMB260,252,000	63%
Baozun Brand Management Limited	07-Oct-2022	Hong Kong	RMB 100,000,000	100%
White Horse Hongkong Holding Limited	08-Nov-2022	Hong Kong	RMB10,000,000	100%
Gaipu (Shanghai) Commercial Co., Ltd. (“Gap Shanghai”)	31-Jan-2023	PRC/wholly foreign owned enterprise	USD 257,551,995	100%

VIE:
Shanghai Zunyi Business Consulting Ltd. ("Shanghai Zunyi")	31-Dec-2010	PRC/variable interest entity	RMB50,000,000	N/A